Shareholders' Loans (Details Narrative) (10-K) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest		$ 90	$ 349
Fair value of interest rate, amount		67	255
Proceeds from convertible loans			3,000
Shareholders' convertible loans			3,837
Fair value of the convertible component			703
Shareholders' Convertible Loans [Member]
Proceeds from convertible loans			3,000	$ 1,000
Preferred A-1 Shares [Member]
Shareholders loan amount		6,257
Preferred B-1 Shares [Member]
Loan conversion amount		$ 4,000
Qnergy Ltd. [Member]
Shareholders loan amount			$ 5,484
Annual Interest rate			6.00%
Fair value of interest rate			10.39%
Shareholders' convertible loans			$ 4,000